Investment Risks	Nov. 01, 2026
Principal Active High Yield ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal Active High Yield ETF | Bank Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment, and overall market volatility may harm the liquidity of loans.
Principal Active High Yield ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Principal Active High Yield ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Currency Contracts. Derivatives related to currency contracts, which include futures, spot contracts, and swaps, involve the specific risk of government action that would restrict the ability of the Fund to deliver or receive currency.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Active High Yield ETF | Derivatives Risk, Credit Default Swaps Member
Prospectus [Line Items]
Risk [Text Block]
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

Principal Active High Yield ETF | Derivatives Risk, Currency Contracts Member
Prospectus [Line Items]
Risk [Text Block]
•Currency Contracts. Derivatives related to currency contracts, which include futures, spot contracts, and swaps, involve the specific risk of government action that would restrict the ability of the Fund to deliver or receive currency.

Principal Active High Yield ETF | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Active High Yield ETF | Derivatives Risk, Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Active High Yield ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Principal Active High Yield ETF | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Principal Active High Yield ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Principal Active High Yield ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Principal Active High Yield ETF | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.

Principal Active High Yield ETF | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Principal Active High Yield ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal Active High Yield ETF | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Principal Active High Yield ETF | Preferred Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company’s capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.

Principal Active High Yield ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal Active High Yield ETF | U.S. Treasury Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Securities Risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury Securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, changes in the credit rating or financial condition of the U.S. government may cause the value of U.S. Treasury securities to decline.

Principal Active High Yield ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Active High Yield ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Capital Appreciation Select ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal Capital Appreciation Select ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal Capital Appreciation Select ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal Capital Appreciation Select ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.

Principal Capital Appreciation Select ETF | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.

Principal Capital Appreciation Select ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Capital Appreciation Select ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Capital Appreciation Select ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Principal CLO ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal CLO ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Principal CLO ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal CLO ETF | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal CLO ETF | Derivatives Risk, Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal CLO ETF | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Principal CLO ETF | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.

Principal CLO ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal CLO ETF | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Principal CLO ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal CLO ETF | U.S. Treasury Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Securities Risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury Securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, changes in the credit rating or financial condition of the U.S. government may cause the value of U.S. Treasury securities to decline.

Principal CLO ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions Risk. Unlike certain ETFs, the Fund expects to effect its creations and redemptions primarily for cash, rather than primarily for in-kind securities. As such, investments in shares may be less tax-efficient than an investment in a conventional ETF that generally is able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests.

Principal CLO ETF | CLO Risk Member
Prospectus [Line Items]
Risk [Text Block]
CLO Risk. The risks of investing in CLO securities include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. CLO securities are backed by an underlying portfolio of loan obligations. CLO securities issue tranches of debt that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLO securities depend largely on the tranche in which a Fund is invested and the type of the underlying loans in the tranche of the CLO security in which a Fund invests. Subordinate tranche investments involve greater risk of loss than more senior tranches. However, ratings do not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to these risk factors. The Fund’s portfolio managers may not be able to accurately predict how specific CLO securities or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. Some risks associated with investing in CLO securities include, but not limited to, liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset.

Principal CLO ETF | CLO Manager Risk Member
Prospectus [Line Items]
Risk [Text Block]
CLO Manager Risk. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.

Principal CLO ETF | Derivatives Risk, Credit Default Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

Principal CLO ETF | Floating And Variable Rate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Floating and Variable Rate Securities Risk. The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities of fixed interest rates. Floating and variable rate securities may decline in value if market interest rates or interest rates paid by them do not move as expected. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time.

Principal CLO ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.

Principal CLO ETF | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Principal CLO ETF | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.

Principal CLO ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal CLO ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Equity Premium Income ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal Equity Premium Income ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Principal Equity Premium Income ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.

Principal Equity Premium Income ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Principal Equity Premium Income ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal Equity Premium Income ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal Equity Premium Income ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.

Principal Equity Premium Income ETF | Covered Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Covered Call Risk. The Fund’s use of covered call options may limit the Fund’s ability to participate in increases in the value of the underlying equity securities. When the Fund sells (writes) a call option, the Fund receives a premium but forfeits the opportunity to benefit from any appreciation of the underlying security above the option’s strike price. If the price of the underlying security rises above the strike price, the Fund may be required to sell the security at a price below its current market value, which could result in a loss of potential gains.

Principal Equity Premium Income ETF | Derivatives Risk, Options Member
Prospectus [Line Items]
Risk [Text Block]
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.

Principal Equity Premium Income ETF | Distribution Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Distribution Tax Risk. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s current and accumulated earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

Principal Equity Premium Income ETF | Dividend-Oriented Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]
Dividend-Oriented Stocks Risk. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. For example, a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Additionally, the Fund’s performance during a broad market advance could suffer because dividend-paying securities may not experience the same capital appreciation as non-dividend paying securities.

Principal Equity Premium Income ETF | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.

Principal Equity Premium Income ETF | FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Options Risk.  The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Principal Equity Premium Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Equity Premium Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Finisterre Emerging Markets Diversified Income ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal Finisterre Emerging Markets Diversified Income ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Principal Finisterre Emerging Markets Diversified Income ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Currency Contracts. Derivatives related to currency contracts, which include futures, spot contracts, and swaps, involve the specific risk of government action that would restrict the ability of the Fund to deliver or receive currency.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.

Principal Finisterre Emerging Markets Diversified Income ETF | Derivatives Risk, Currency Contracts Member
Prospectus [Line Items]
Risk [Text Block]
•Currency Contracts. Derivatives related to currency contracts, which include futures, spot contracts, and swaps, involve the specific risk of government action that would restrict the ability of the Fund to deliver or receive currency.

Principal Finisterre Emerging Markets Diversified Income ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•Frontier Markets Risk. Frontier markets are emerging markets, but generally have small economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging markets are magnified in frontier markets. Frontier markets typically have low trading volumes and the potential for extreme price volatility and illiquidity.

Principal Finisterre Emerging Markets Diversified Income ETF | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Principal Finisterre Emerging Markets Diversified Income ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Principal Finisterre Emerging Markets Diversified Income ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Principal Finisterre Emerging Markets Diversified Income ETF | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.

Principal Finisterre Emerging Markets Diversified Income ETF | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Principal Finisterre Emerging Markets Diversified Income ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. Because securities held by the Fund may trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the last quote from the securities closed foreign market and the value of such security during the Fund’s domestic trading day, which in turn may result in differences between the market price of the Fund’s shares and the underlying value of those shares. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal Finisterre Emerging Markets Diversified Income ETF | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Principal Finisterre Emerging Markets Diversified Income ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal Finisterre Emerging Markets Diversified Income ETF | Floating And Variable Rate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Floating and Variable Rate Securities Risk. The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities of fixed interest rates. Floating and variable rate securities may decline in value if market interest rates or interest rates paid by them do not move as expected. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time.

Principal Finisterre Emerging Markets Diversified Income ETF | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.

Principal Finisterre Emerging Markets Diversified Income ETF | Derivatives Risk, Options Member
Prospectus [Line Items]
Risk [Text Block]
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.

Principal Finisterre Emerging Markets Diversified Income ETF | Derivatives Risk, Forward Contracts, Futures, And Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Finisterre Emerging Markets Diversified Income ETF | Distressed Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]
Distressed Investments Risk. A fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk for the following reasons. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and a fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the fund may lose its entire investment.

Principal Finisterre Emerging Markets Diversified Income ETF | Emerging Markets Risk, Frontier Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Frontier Markets Risk. Frontier markets are emerging markets, but generally have small economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging markets are magnified in frontier markets. Frontier markets typically have low trading volumes and the potential for extreme price volatility and illiquidity.

Principal Finisterre Emerging Markets Diversified Income ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund’s net asset value, or diminish the Fund’s performance.

Principal Finisterre Emerging Markets Diversified Income ETF | Sovereign Debt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Principal Finisterre Emerging Markets Diversified Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Finisterre Emerging Markets Diversified Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Focused Blue Chip ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal Focused Blue Chip ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Principal Focused Blue Chip ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal Focused Blue Chip ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal Focused Blue Chip ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Principal Focused Blue Chip ETF | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Principal Focused Blue Chip ETF | Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Principal Focused Blue Chip ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Focused Blue Chip ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Focused Blue Chip ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Principal Growth ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal Growth ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal Growth ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal Growth ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Principal Growth ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund’s net asset value, or diminish the Fund’s performance.

Principal Growth ETF | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Principal Growth ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. Companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and are particularly vulnerable to changes in technology product cycles, product obsolescence, government regulation, and competition, both domestically and internationally. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Principal Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Growth ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Growth ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Principal Inflation Protection ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal Inflation Protection ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Principal Inflation Protection ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Inflation Protection ETF | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Inflation Protection ETF | Derivatives Risk, Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Inflation Protection ETF | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Principal Inflation Protection ETF | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.

Principal Inflation Protection ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal Inflation Protection ETF | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Principal Inflation Protection ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal Inflation Protection ETF | U.S. Treasury Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Securities Risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury Securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, changes in the credit rating or financial condition of the U.S. government may cause the value of U.S. Treasury securities to decline.

Principal Inflation Protection ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.

Principal Inflation Protection ETF | Deflation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Deflation Risk. The Fund will be subject to the risk that prices throughout the economy may decline over time, resulting in “deflation.” If this occurs, the principal and income of TIPS held by the Fund would likely decline in price, which could result in losses for the Fund.

Principal Inflation Protection ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. When interest rates increase, fixed-income securities or instruments held by the Fund will generally decline in value. Long-term fixed-income securities or instruments will normally have more price volatility because of this risk than short-term fixed-income securities or instruments. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed-income securities and instruments held by the Fund.
Inflation protected securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation, as measured by the CPI. If the rate of inflation declines, the principal value of inflation protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. The value of inflation-protected securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds.
Principal Inflation Protection ETF | Treasury Inflation Protected Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Treasury Inflation Protected Securities Risk. TIPS are debt instruments issued by the United States Department of the Treasury. As inflationary expectations increase, as measured by the CPI, TIPS will increase in value, because they protect future interest payments against inflation; conversely, as inflationary concerns decrease, TIPS will decrease in value. When TIPS mature, investors are paid the adjusted principal or original principal, whichever is greater. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. Because of the inflation adjustment feature, TIPS typically have lower yields than fixed-rate bonds. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives.

Principal Inflation Protection ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Inflation Protection ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal International Equity ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal International Equity ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.

Principal International Equity ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Principal International Equity ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Principal International Equity ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. Because securities held by the Fund may trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the last quote from the securities closed foreign market and the value of such security during the Fund’s domestic trading day, which in turn may result in differences between the market price of the Fund’s shares and the underlying value of those shares. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal International Equity ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal International Equity ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.

Principal International Equity ETF | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.

Principal International Equity ETF | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.

Principal International Equity ETF | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Principal International Equity ETF | Emerging Markets Risk, China Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
•China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.

Principal International Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal International Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Investment Grade Corporate ETF Series | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal Investment Grade Corporate ETF Series | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Principal Investment Grade Corporate ETF Series | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Investment Grade Corporate ETF Series | Derivatives Risk, Credit Default Swaps Member
Prospectus [Line Items]
Risk [Text Block]
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

Principal Investment Grade Corporate ETF Series | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Investment Grade Corporate ETF Series | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Principal Investment Grade Corporate ETF Series | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Principal Investment Grade Corporate ETF Series | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.

Principal Investment Grade Corporate ETF Series | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal Investment Grade Corporate ETF Series | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Principal Investment Grade Corporate ETF Series | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal Investment Grade Corporate ETF Series | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.

Principal Investment Grade Corporate ETF Series | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Principal Investment Grade Corporate ETF Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Investment Grade Corporate ETF Series | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Long Duration ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal Long Duration ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Principal Long Duration ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Long Duration ETF | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Long Duration ETF | Derivatives Risk, Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Long Duration ETF | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Principal Long Duration ETF | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.

Principal Long Duration ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal Long Duration ETF | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Principal Long Duration ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal Long Duration ETF | U.S. Treasury Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Securities Risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury Securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, changes in the credit rating or financial condition of the U.S. government may cause the value of U.S. Treasury securities to decline.

Principal Long Duration ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.

Principal Long Duration ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. When interest rates increase, fixed-income securities or instruments held by the Fund will generally decline in value. Long-term fixed-income securities or instruments will normally have more price volatility because of this risk than short-term fixed-income securities or instruments. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed-income securities and instruments held by the Fund.

Principal Long Duration ETF | U.S. Treasury STRIPS Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury STRIPS Risk. STRIPS are created by separating the income and principal components of a debt instrument and selling them separately. STRIPS are also called “zero-coupon” securities because they do not make periodic interest payments; therefore, they have longer durations than U.S. Treasury securities with similar maturities that distribute interest on a regular basis. As a result, the market value of STRIPS generally fluctuates more in response to interest rate movements than the value of traditional notes or bonds. STRIPS generally lose value when interest rates rise. The risk is greater when the period to maturity is longer.
Principal Long Duration ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Long Duration ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Real Estate Active Opportunities ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal Real Estate Active Opportunities ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Principal Real Estate Active Opportunities ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Principal Real Estate Active Opportunities ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal Real Estate Active Opportunities ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal Real Estate Active Opportunities ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.

Principal Real Estate Active Opportunities ETF | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.

Principal Real Estate Active Opportunities ETF | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.

Principal Real Estate Active Opportunities ETF | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Principal Real Estate Active Opportunities ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
•Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts. These risks are explained more fully below in Real Estate Investment Trusts (REITs) Risk and Real Estate Securities Risk.

Principal Real Estate Active Opportunities ETF | Industry Concentration Risk, Real Estate Member
Prospectus [Line Items]
Risk [Text Block]
•Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts. These risks are explained more fully below in Real Estate Investment Trusts (REITs) Risk and Real Estate Securities Risk.

Principal Real Estate Active Opportunities ETF | Real Estate Investment Trust ("REITs") Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Principal Real Estate Active Opportunities ETF | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Principal Real Estate Active Opportunities ETF | Tracking Basket Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
Principal Real Estate Active Opportunities ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Real Estate Active Opportunities ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Real Estate Active Opportunities ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk.  A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Principal Securitized Debt ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal Securitized Debt ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Principal Securitized Debt ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Securitized Debt ETF | Derivatives Risk, Credit Default Swaps Member
Prospectus [Line Items]
Risk [Text Block]
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

Principal Securitized Debt ETF | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Securitized Debt ETF | Derivatives Risk, Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Securitized Debt ETF | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Principal Securitized Debt ETF | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.

Principal Securitized Debt ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal Securitized Debt ETF | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Principal Securitized Debt ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal Securitized Debt ETF | U.S. Treasury Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Securities Risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury Securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, changes in the credit rating or financial condition of the U.S. government may cause the value of U.S. Treasury securities to decline.

Principal Securitized Debt ETF | CLO Risk Member
Prospectus [Line Items]
Risk [Text Block]
CLO Risk. The risks of investing in CLO securities include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. CLO securities are backed by an underlying portfolio of loan obligations. CLO securities issue tranches of debt that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLO securities depend largely on the tranche in which a Fund is invested and the type of the underlying loans in the tranche of the CLO security in which a Fund invests. Subordinate tranche investments involve greater risk of loss than more senior tranches. However, ratings do not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to these risk factors. The Fund’s portfolio managers may not be able to accurately predict how specific CLO securities or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. Some risks associated with investing in CLO securities include, but not limited to, liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset.

Principal Securitized Debt ETF | CLO Manager Risk Member
Prospectus [Line Items]
Risk [Text Block]
CLO Manager Risk. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.

Principal Securitized Debt ETF | Floating And Variable Rate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Floating and Variable Rate Securities Risk. The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities of fixed interest rates. Floating and variable rate securities may decline in value if market interest rates or interest rates paid by them do not move as expected. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time.

Principal Securitized Debt ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.

Principal Securitized Debt ETF | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Principal Securitized Debt ETF | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.

Principal Securitized Debt ETF | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Principal Securitized Debt ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions Risk. Unlike certain ETFs, the Fund expects to effect its creations and redemptions primarily for cash, rather than primarily for in-kind securities. As such, investments in shares may be less tax-efficient than an investment in a conventional ETF that generally is able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests.

Principal Securitized Debt ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Securitized Debt ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Spectrum Preferred and Income ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal Spectrum Preferred and Income ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.

Principal Spectrum Preferred and Income ETF | Derivatives Risk, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Principal Spectrum Preferred and Income ETF | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Principal Spectrum Preferred and Income ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Principal Spectrum Preferred and Income ETF | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Principal Spectrum Preferred and Income ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal Spectrum Preferred and Income ETF | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Principal Spectrum Preferred and Income ETF | Preferred Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company’s capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.

Principal Spectrum Preferred and Income ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal Spectrum Preferred and Income ETF | Derivatives Risk, Options Member
Prospectus [Line Items]
Risk [Text Block]
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.

Principal Spectrum Preferred and Income ETF | Dividend-Oriented Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]
Dividend-Oriented Stocks Risk. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. For example, a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Additionally, the Fund’s performance during a broad market advance could suffer because dividend-paying securities may not experience the same capital appreciation as non-dividend paying securities.

Principal Spectrum Preferred and Income ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
•Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.

Principal Spectrum Preferred and Income ETF | Capital Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capital Securities Risk. In addition to the risks associated with other types of preferred securities and fixed-income securities, investing in capital securities includes the risk that the value of securities may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates.

Principal Spectrum Preferred and Income ETF | Contingent Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off, or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off, or convert a CoCo may result in the fund’s complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Principal Spectrum Preferred and Income ETF | Industry Concentration Risk, Financial Services Member
Prospectus [Line Items]
Risk [Text Block]
•Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.

Principal Spectrum Preferred and Income ETF | Tax-Advantaged Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax-Advantaged Strategy Risk. There can be no assurance as to the portion of the Fund’s distributions that will qualify for favorable federal income tax treatment. The Fund may make investments and pay dividends that are ineligible for favorable tax treatment or that otherwise do not meet the requirements for such treatment, and shareholders must satisfy certain requirements to take advantage of beneficial tax treatment.
For example, only certain individual and non-corporate taxpayers (and not corporate and other certain taxpayers) are eligible for reduced income tax rates (0%-20%) on QDI. Additionally, in order to benefit from QDI treatment, both the Fund and eligible shareholders must meet holding period requirements. Some taxpayers (including certain individuals, trusts, and estates) may be subject to an additional 3.8% tax on QDI.
Moreover, the Internal Revenue Service may take a contrary position as to the tax treatment of certain dividends. Federal income tax laws with respect to qualified dividends or other favorable tax treatment may change, and any applicable reduced income tax rate or deduction may change or be eliminated for some or all taxpayers. Therefore, some or all of the Fund’s dividends may be subject to ordinary income tax rates and/or may not qualify for any special deduction under U.S. federal income tax laws. Any dividends made by the Fund will also be subject to applicable state and local tax.
Because the Fund makes investment decisions based in part on tax considerations, the Fund’s pre-tax performance may be lower than the performance of similar funds that are not tax-managed.
Principal Spectrum Preferred and Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Spectrum Preferred and Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Spectrum Preferred Securities Active ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal Spectrum Preferred Securities Active ETF | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Principal Spectrum Preferred Securities Active ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Principal Spectrum Preferred Securities Active ETF | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Principal Spectrum Preferred Securities Active ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal Spectrum Preferred Securities Active ETF | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Principal Spectrum Preferred Securities Active ETF | Preferred Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company’s capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.

Principal Spectrum Preferred Securities Active ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal Spectrum Preferred Securities Active ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
•Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.

Principal Spectrum Preferred Securities Active ETF | Industry Concentration Risk, Financial Services Member
Prospectus [Line Items]
Risk [Text Block]
•Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.

Principal Spectrum Preferred Securities Active ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve certain fixed-income securities, securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds, and bank loans or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Principal Spectrum Preferred Securities Active ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Spectrum Preferred Securities Active ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal U.S. Mega-Cap ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal U.S. Mega-Cap ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal U.S. Mega-Cap ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal U.S. Mega-Cap ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.

Principal U.S. Mega-Cap ETF | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.

Principal U.S. Mega-Cap ETF | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Principal U.S. Mega-Cap ETF | Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Model Risk. Because PGI uses quantitative models to select and hold investments, the Fund may hold investments that present risks that an investment advisor researching individual investments might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.

Principal U.S. Mega-Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal U.S. Mega-Cap ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal U.S. Mega-Cap ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk.  A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Principal U.S. Small Cap ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal U.S. Small Cap ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal U.S. Small Cap ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal U.S. Small Cap ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.

Principal U.S. Small Cap ETF | Equity Securities Risk, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.

Principal U.S. Small Cap ETF | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.

Principal U.S. Small Cap ETF | Equity Securities Risk, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Principal U.S. Small Cap ETF | Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Model Risk. Because PGI uses quantitative models to select and hold investments, the Fund may hold investments that present risks that an investment advisor researching individual investments might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.

Principal U.S. Small Cap ETF | Momentum Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. In addition, there may be periods when momentum style is out of favor, during which the investment performance of a Fund that uses momentum-based strategies may suffer.
Principal U.S. Small Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal U.S. Small Cap ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Principal Value ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund's investments are actively managed by the investment team and do not track an index. Consequently, there is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.

Principal Value ETF | Market Trading Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, limited pool of authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Principal Value ETF | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund's exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Principal Value ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.

Principal Value ETF | Equity Securities Risk, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.

Principal Value ETF | Model Risk Member
Prospectus [Line Items]
Risk [Text Block]
Model Risk. Because PGI uses quantitative models to select and hold investments, the Fund may hold investments that present risks that an investment advisor researching individual investments might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.

Principal Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Principal Value ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.